Form N-1A Cover	Jun. 25, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Waycross Independent Trust
Document Effective Date	Jun. 28, 2026
Entity Central Index Key	0001815558
Document Creation Date	Jun. 25, 2026
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Prospectus Date	Jun. 28, 2026